Average Annual Total Returns - Morningstar Municipal Bond Fund	Morningstar Municipal Bond Fund Since Inception	Morningstar Municipal Bond Fund 1 Year	Morningstar Municipal Bond Fund Inception Date	Morningstar Municipal Bond Fund Return After Taxes on Distributions Since Inception	Morningstar Municipal Bond Fund Return After Taxes on Distributions 1 Year	Morningstar Municipal Bond Fund Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Morningstar Municipal Bond Fund Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Morningstar Municipal Bond Blended Index (reflects no deduction for fees, expenses, or taxes) Since Inception		Morningstar Municipal Bond Blended Index (reflects no deduction for fees, expenses, or taxes) 1 Year
Total	5.73%	4.03%	Nov. 02, 2018	5.61%	4.02%	4.81%	3.15%	5.37%	[1]	4.00%	[1]

[1]	The Morningstar Municipal Bond Blended Index is composed of 60% Bloomberg Barclays Municipal Bond Index and 40% Bloomberg Barclays Municipal 1-3 Year Bond Index. The Bloomberg Barclays Municipal Bond Index is an unmanaged index that is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity of at least one year. Bloomberg Barclays Municipal 1-3 Year Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to three years.